Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	644,889,500	75,000,000	23,889,500
Common stock, shares Outstanding	644,889,500	75,000,000	23,889,500